Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ULTRA SERIES FUND
Entity Central Index Key	0000732697
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Conservative Allocation Fund Class I
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Conservative Allocation Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conservative Allocation Fund Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark primarily due to market conditions favoring a narrow group of large U.S. growth stocks. The Fund’s emphasis on higher-quality investments and more attractively valued market segments weighed on relative performance during the year. Investments in international equities contributed positively to returns, particularly allocations to emerging Asian markets and the Eurozone. However, the Fund’s overall lower exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the period. Fixed income investments also contributed positively, driven mainly by the Fund’s overweight exposure to securitized assets. Mortgage-backed securities were the largest contributor within fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class I	9.67%	2.33%	4.63%
ICE BofA U.S. Corporate, Government & Mortgage Index[2]	7.16%	(0.48%)	1.99%
Bloomberg U.S. Aggregate Bond Index[3]	7.30%	(0.36%)	2.01%
Conservative Allocation Fund Custom Index[4]	12.24%	3.84%	5.82%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

[3]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[4]	The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000 Index and 10.5% MSCI ACWI ex-US Index.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 46,362,390
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 141,391
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$46,362,390
# of Portfolio Holdings	19
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$141,391

Holdings [Text Block]
Portfolio Allocation (% of Net Assets)
Investment Companies	52.2%
Exchange Traded Funds	45.6%
Short-Term Investments	7.7%
Other Assets and Liabilities, Net	(5.5%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	45.6%
Invesco S&P 500 Quality ETF	6.8%
Madison Large Cap Fund, Class R6	6.6%
Schwab Intermediate-Term U.S. Treasury ETF	6.5%
Janus Henderson Mortgage-Backed Securities ETF	6.0%
Vanguard Information Technology ETF	3.6%
Distillate U.S. Fundamental Stability & Value ETF	3.5%
Vanguard FTSE Europe ETF	3.2%
iShares MSCI Emerging Markets Asia ETF	3.1%
VanEck J. P. Morgan EM Local Currency Bond ETF	2.5%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Conservative Allocation Fund Class II
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Conservative Allocation Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Conservative Allocation Fund Class II for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark primarily due to market conditions favoring a narrow group of large U.S. growth stocks. The Fund’s emphasis on higher-quality investments and more attractively valued market segments weighed on relative performance during the year. Investments in international equities contributed positively to returns, particularly allocations to emerging Asian markets and the Eurozone. However, the Fund’s overall lower exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the period. Fixed income investments also contributed positively, driven mainly by the Fund’s overweight exposure to securitized assets. Mortgage-backed securities were the largest contributor within fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class II	9.40%	2.08%	4.37%
ICE BofA U.S. Corporate, Government & Mortgage Index[2]	7.16%	(0.48%)	1.99%
Bloomberg U.S. Aggregate Bond Index[3]	7.30%	(0.36%)	2.01%
Conservative Allocation Fund Custom Index[4]	12.24%	3.84%	5.82%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

[3]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.
[4]	The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000 Index and 10.5% MSCI ACWI ex-US Index.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 46,362,390
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 141,391
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$46,362,390
# of Portfolio Holdings	19
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$141,391

Holdings [Text Block]
Portfolio Allocation (% of Net Assets)
Investment Companies	52.2%
Exchange Traded Funds	45.6%
Short-Term Investments	7.7%
Other Assets and Liabilities, Net	(5.5%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	45.6%
Invesco S&P 500 Quality ETF	6.8%
Madison Large Cap Fund, Class R6	6.6%
Schwab Intermediate-Term U.S. Treasury ETF	6.5%
Janus Henderson Mortgage-Backed Securities ETF	6.0%
Vanguard Information Technology ETF	3.6%
Distillate U.S. Fundamental Stability & Value ETF	3.5%
Vanguard FTSE Europe ETF	3.2%
iShares MSCI Emerging Markets Asia ETF	3.1%
VanEck J. P. Morgan EM Local Currency Bond ETF	2.5%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Moderate Allocation Fund Class I
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Moderate Allocation Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Moderate Allocation Fund Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark primarily due to market conditions favoring a narrow group of large U.S. growth stocks. The Fund’s emphasis on higher-quality investments and more attractively valued market segments weighed on relative performance during the year. Investments in international equities contributed positively to returns, particularly allocations to emerging Asian markets and the Eurozone. However, the Fund’s overall lower exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the period. Fixed income investments also contributed positively, driven mainly by the Fund’s overweight exposure to securitized assets. Mortgage-backed securities were the largest contributor within fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class I	11.17%	4.19%	6.39%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Moderate Allocation Fund Custom Index[3]	15.82%	6.85%	8.47%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Moderate Allocation Fund Custom Index consists of 40% Bloomberg US Aggregate Bond Index, 42% Russell 3000® Index and 18% MSCI ACWI ex-USA Index (net).

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 98,027,016
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 305,895
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$98,027,016
# of Portfolio Holdings	19
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$305,895

Holdings [Text Block]
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	54.9%
Investment Companies	43.4%
Short-Term Investments	9.7%
Other Assets and Liabilities, Net	(8.0%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	30.1%
Madison Large Cap Fund, Class R6	12.2%
Invesco S&P 500 Quality ETF	9.5%
Vanguard FTSE Europe ETF	6.1%
Vanguard Information Technology ETF	6.0%
iShares MSCI Emerging Markets Asia ETF	5.6%
Distillate U.S. Fundamental Stability & Value ETF	4.9%
State Street SPDR S&P Bank ETF	4.1%
Vanguard FTSE All-World ex-U.S. ETF	4.1%
iShares Core S&P Small-Cap ETF	3.6%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Moderate Allocation Fund Class II
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Moderate Allocation Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Moderate Allocation Fund Class II for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark primarily due to market conditions favoring a narrow group of large U.S. growth stocks. The Fund’s emphasis on higher-quality investments and more attractively valued market segments weighed on relative performance during the year. Investments in international equities contributed positively to returns, particularly allocations to emerging Asian markets and the Eurozone. However, the Fund’s overall lower exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the period. Fixed income investments also contributed positively, driven mainly by the Fund’s overweight exposure to securitized assets. Mortgage-backed securities were the largest contributor within fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class II	10.89%	3.93%	6.12%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Moderate Allocation Fund Custom Index[3]	15.82%	6.85%	8.47%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Moderate Allocation Fund Custom Index consists of 40% Bloomberg US Aggregate Bond Index, 42% Russell 3000® Index and 18% MSCI ACWI ex-USA Index (net).

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 98,027,016
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 305,895
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$98,027,016
# of Portfolio Holdings	19
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$305,895

Holdings [Text Block]
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	54.9%
Investment Companies	43.4%
Short-Term Investments	9.7%
Other Assets and Liabilities, Net	(8.0%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	30.1%
Madison Large Cap Fund, Class R6	12.2%
Invesco S&P 500 Quality ETF	9.5%
Vanguard FTSE Europe ETF	6.1%
Vanguard Information Technology ETF	6.0%
iShares MSCI Emerging Markets Asia ETF	5.6%
Distillate U.S. Fundamental Stability & Value ETF	4.9%
State Street SPDR S&P Bank ETF	4.1%
Vanguard FTSE All-World ex-U.S. ETF	4.1%
iShares Core S&P Small-Cap ETF	3.6%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Aggressive Allocation Fund Class I
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Aggressive Allocation Fund Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark primarily due to market conditions favoring a narrow group of large U.S. growth stocks. The Fund’s emphasis on higher-quality investments and more attractively valued market segments weighed on relative performance during the year. Investments in international equities contributed positively to returns, particularly allocations to emerging Asian markets and the Eurozone. However, the Fund’s overall lower exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the period. Fixed income investments also contributed positively, driven mainly by the Fund’s overweight exposure to securitized assets. Mortgage-backed securities were the largest contributor within fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class I	12.73%	5.55%	7.65%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Aggressive Allocation Fund Custom Index[3]	18.71%	9.25%	10.55%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 38,812,944
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 121,689
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$38,812,944
# of Portfolio Holdings	18
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$121,689

Holdings [Text Block]
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	68.7%
Investment Companies	30.0%
Short-Term Investments	13.1%
Other Assets and Liabilities, Net	(11.8%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	15.3%
Madison Large Cap Fund, Class R6	13.4%
Invesco S&P 500 Quality ETF	12.5%
Vanguard FTSE Europe ETF	8.9%
Distillate U.S. Fundamental Stability & Value ETF	8.7%
Vanguard Information Technology ETF	8.3%
iShares MSCI Emerging Markets Asia ETF	7.2%
State Street SPDR S&P Bank ETF	5.8%
Vanguard FTSE All-World ex-U.S. ETF	5.1%
iShares Core S&P Small-Cap ETF	4.5%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Aggressive Allocation Fund Class II
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Aggressive Allocation Fund Class II for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark primarily due to market conditions favoring a narrow group of large U.S. growth stocks. The Fund’s emphasis on higher-quality investments and more attractively valued market segments weighed on relative performance during the year. Investments in international equities contributed positively to returns, particularly allocations to emerging Asian markets and the Eurozone. However, the Fund’s overall lower exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the period. Fixed income investments also contributed positively, driven mainly by the Fund’s overweight exposure to securitized assets. Mortgage-backed securities were the largest contributor within fixed income.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class II	12.45%	5.28%	7.38%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Aggressive Allocation Fund Custom Index[3]	18.71%	9.25%	10.55%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000 Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 38,812,944
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 121,689
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$38,812,944
# of Portfolio Holdings	18
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$121,689

Holdings [Text Block]
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	68.7%
Investment Companies	30.0%
Short-Term Investments	13.1%
Other Assets and Liabilities, Net	(11.8%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Madison Core Bond Fund, Class R6	15.3%
Madison Large Cap Fund, Class R6	13.4%
Invesco S&P 500 Quality ETF	12.5%
Vanguard FTSE Europe ETF	8.9%
Distillate U.S. Fundamental Stability & Value ETF	8.7%
Vanguard Information Technology ETF	8.3%
iShares MSCI Emerging Markets Asia ETF	7.2%
State Street SPDR S&P Bank ETF	5.8%
Vanguard FTSE All-World ex-U.S. ETF	5.1%
iShares Core S&P Small-Cap ETF	4.5%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Diversified Income Fund Class I
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Diversified Income Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Income Fund Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its blended benchmark for the most recent fiscal year. Market conditions during the year were generally supportive for income-oriented investments, with bonds contributing positively and equity income strategies producing positive returns. Within equities, the Fund’s core dividend strategy and allocation to master limited partnerships contributed positively to performance. The Fund’s covered call strategy also generated positive absolute returns but underperformed its segment benchmark, which detracted from relative performance. Fixed income investments contributed favorably overall. Most fixed income holdings outperformed the Bloomberg U.S. Aggregate Intermediate Index. The Fund’s short-duration strategy produced positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class I	7.08%	4.42%	6.97%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Diversified Income Custom Benchmark[3]	6.94%	5.00%	6.20%
ICE BofA U.S. Corporate, Government & Mortgage Index[4]	7.16%	(0.48%)	1.99%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Diversified Income Custom Benchmark consists of 50% Bloomberg US Intermediate Aggregate Bond Index; 30% Dow Jones US Dividend 100 Index; 20% CBOE S&P 500 BuyWrite Index.
[4]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 137,101,220
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 359,327
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$137,101,220
# of Portfolio Holdings	16
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$359,327

Holdings [Text Block]

Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	99.0%
Short-Term Investments	2.3%
Mortgage Backed Securities	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(1.3%)

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Madison Short-Term Strategic Income ETF	21.9%
Madison Dividend Value ETF	20.2%
Madison Aggregate Bond ETF	17.4%
Madison Covered Call ETF	14.1%
State Street SPDR Portfolio High Yield Bond ETF	10.5%
Global X MLP ETF	4.1%
Schwab U.S. Dividend Equity ETF	3.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	3.6%
Janus Henderson Mortgage-Backed Securities ETF	3.6%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Diversified Income Fund Class II
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Diversified Income Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Income Fund Class II for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its blended benchmark for the most recent fiscal year. Market conditions during the year were generally supportive for income-oriented investments, with bonds contributing positively and equity income strategies producing positive returns. Within equities, the Fund’s core dividend strategy and allocation to master limited partnerships contributed positively to performance. The Fund’s covered call strategy also generated positive absolute returns but underperformed its segment benchmark, which detracted from relative performance. Fixed income investments contributed favorably overall. Most fixed income holdings outperformed the Bloomberg U.S. Aggregate Intermediate Index. The Fund’s short-duration strategy produced positive absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class II	6.81%	4.16%	6.71%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Diversified Income Custom Benchmark[3]	6.94%	5.00%	6.20%
ICE BofA U.S. Corporate, Government & Mortgage Index[4]	7.16%	(0.48%)	1.99%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Diversified Income Custom Benchmark consists of 50% Bloomberg US Intermediate Aggregate Bond Index; 30% Dow Jones US Dividend 100 Index; 20% CBOE S&P 500 BuyWrite Index.
[4]	The ICE BofA U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 137,101,220
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 359,327
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$137,101,220
# of Portfolio Holdings	16
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$359,327

Holdings [Text Block]
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	99.0%
Short-Term Investments	2.3%
Mortgage Backed Securities	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(1.3%)

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Madison Short-Term Strategic Income ETF	21.9%
Madison Dividend Value ETF	20.2%
Madison Aggregate Bond ETF	17.4%
Madison Covered Call ETF	14.1%
State Street SPDR Portfolio High Yield Bond ETF	10.5%
Global X MLP ETF	4.1%
Schwab U.S. Dividend Equity ETF	3.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	3.6%
Janus Henderson Mortgage-Backed Securities ETF	3.6%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Core Bond Fund Class I
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Core Bond Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Bond Fund Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the Fund’s fiscal year, U.S. bond markets produced positive returns as interest rate and government spending conditions evolved. Short- and intermediate-term Treasury yields declined following Federal Reserve rate cuts, while longer-term yields increased due to concerns about federal fiscal conditions. This combination led to a steeper yield curve. Credit-sensitive sectors performed well. Corporate bond spreads narrowed modestly, and agency mortgage-backed securities outperformed corporate credit. In this environment, agency mortgage-backed securities generated solid returns. The Fund benefited from its positioning along the yield curve, particularly in the five- to ten-year maturity range. In addition, overweight allocations to mortgage-backed securities and financial sector corporate bonds contributed positively to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class I	7.26%	(0.24%)	2.07%
Bloomberg U.S. Aggregate Bond Index[2]	7.30%	(0.36%)	2.01%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[2]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 51,793,265
Holdings Count | Holdings	250
Advisory Fees Paid, Amount	$ 319,351
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$51,793,265
# of Portfolio Holdings	250
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$319,351

Holdings [Text Block]

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	44.3%
Corporate Notes and Bonds	26.6%
U.S. Government and Agency Obligations	16.0%
Collateralized Mortgage Obligations	6.0%
Foreign Corporate Bonds	3.3%
Short-Term Investments	1.6%
Asset Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.8%
Other Assets and Liabilities, Net	0.6%

Exposure Basis Explanation [Text Block]	The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corp., 2.500%, due 04/01/48	2.3%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.6%
Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52	1.5%
U.S. Treasury Bonds, 4.500%, due 05/15/38	1.5%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.4%
U.S. Treasury Bonds, 4.250%, due 08/15/54	1.3%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.3%
Federal National Mortgage Association, 4.000%, due 05/01/52	1.1%
Federal National Mortgage Association, 4.500%, due 08/01/52	1.1%
U.S. Treasury Bonds, 3.000%, due 05/15/45	1.1%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Core Bond Fund Class II
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Core Bond Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Core Bond Fund Class II for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-seriesfund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-seriesfund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the Fund’s fiscal year, U.S. bond markets produced positive returns as interest rate and government spending conditions evolved. Short- and intermediate-term Treasury yields declined following Federal Reserve rate cuts, while longer-term yields increased due to concerns about federal fiscal conditions. This combination led to a steeper yield curve. Credit-sensitive sectors performed well. Corporate bond spreads narrowed modestly, and agency mortgage-backed securities outperformed corporate credit. In this environment, agency mortgage-backed securities generated solid returns. The Fund benefited from its positioning along the yield curve, particularly in the five- to ten-year maturity range. In addition, overweight allocations to mortgage-backed securities and financial sector corporate bonds contributed positively to relative performance. Fund

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class II	7.00%	(0.49%)	1.81%
Bloomberg U.S. Aggregate Bond Index[2]	7.30%	(0.36%)	2.01%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.
[2]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 51,793,265
Holdings Count | Holdings	250
Advisory Fees Paid, Amount	$ 319,351
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$51,793,265
# of Portfolio Holdings	250
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$319,351

Holdings [Text Block]

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	44.3%
Corporate Notes and Bonds	26.6%
U.S. Government and Agency Obligations	16.0%
Collateralized Mortgage Obligations	6.0%
Foreign Corporate Bonds	3.3%
Short-Term Investments	1.6%
Asset Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.8%
Other Assets and Liabilities, Net	0.6%

Exposure Basis Explanation [Text Block]	The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corp., 2.500%, due 04/01/48	2.3%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.6%
Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52	1.5%
U.S. Treasury Bonds, 4.500%, due 05/15/38	1.5%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.4%
U.S. Treasury Bonds, 4.250%, due 08/15/54	1.3%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.3%
Federal National Mortgage Association, 4.000%, due 05/01/52	1.1%
Federal National Mortgage Association, 4.500%, due 08/01/52	1.1%
U.S. Treasury Bonds, 3.000%, due 05/15/45	1.1%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Large Cap Value Fund Class I
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Large Cap Value Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Value Fund Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results. For sector allocation, an underweight position in Communication Services negatively impacted performance. For stock selection, positive contributions from Health Care and Financials were more than offset by weakness in Industrials, Consumer Discretionary, Communication Services, Technology and Consumer Staples. Within Technology, sensor and connector manufacturer TE Connectivity (TEL) was the most additive stock, benefiting from strong product demand. In Financials, Morgan Stanley (MS) contributed positively as prospects for lower regulation and improved capital markets activity were tailwinds. Additional outperformers included Johnson & Johnson (JNJ) and AbbVie (ABBV) in Health Care, and Cummins (CMI) in Industrials. On the negative side, Automatic Data Processing (ADP) and Honeywell International (HON) detracted within Industrials. Home Depot (HD) negatively impacted Consumer Discretionary due to weak housing activity, while EOG Resources (EOG) and Elevance Health (ELV) also underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class I	8.50%	6.94%	6.77%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Russell 1000® Value Index[3]	15.91%	11.33%	10.53%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 160,601,725
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 1,018,096
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$160,601,725
# of Portfolio Holdings	37
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,018,096

Holdings [Text Block]
Sector Allocation (% of Net Assets)
Financials	19.3%
Industrials	19.2%
Health Care	15.5%
Information Technology	11.0%
Energy	10.8%
Consumer Discretionary	9.7%
Consumer Staples	7.7%
Utilities	4.0%
Materials	1.7%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Johnson & Johnson	4.8%
Exxon Mobil Corp.	4.2%
Chevron Corp.	4.1%
NextEra Energy, Inc.	4.0%
CME Group, Inc.	4.0%
Morgan Stanley	3.8%
Blackrock, Inc.	3.7%
Honeywell International, Inc.	3.6%
Medtronic PLC	3.2%
Union Pacific Corp.	3.2%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Large Cap Value Fund Class II
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Large Cap Value Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Value Fund Class II for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Relative to the index, sector allocation and stock selection were detractive to results. For sector allocation, an underweight position in Communication Services negatively impacted performance. For stock selection, positive contributions from Health Care and Financials were more than offset by weakness in Industrials, Consumer Discretionary, Communication Services, Technology and Consumer Staples. Within Technology, sensor and connector manufacturer TE Connectivity (TEL) was the most additive stock, benefiting from strong product demand. In Financials, Morgan Stanley (MS) contributed positively as prospects for lower regulation and improved capital markets activity were tailwinds. Additional outperformers included Johnson & Johnson (JNJ) and AbbVie (ABBV) in Health Care, and Cummins (CMI) in Industrials. On the negative side, Automatic Data Processing (ADP) and Honeywell International (HON) detracted within Industrials. Home Depot (HD) negatively impacted Consumer Discretionary due to weak housing activity, while EOG Resources (EOG) and Elevance Health (ELV) also underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class II	8.23%	6.67%	6.51%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Russell 1000® Value Index[3]	15.91%	11.33%	10.53%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 160,601,725
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 1,018,096
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$160,601,725
# of Portfolio Holdings	37
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,018,096

Holdings [Text Block]
Sector Allocation (% of Net Assets)
Financials	19.3%
Industrials	19.2%
Health Care	15.5%
Information Technology	11.0%
Energy	10.8%
Consumer Discretionary	9.7%
Consumer Staples	7.7%
Utilities	4.0%
Materials	1.7%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Johnson & Johnson	4.8%
Exxon Mobil Corp.	4.2%
Chevron Corp.	4.1%
NextEra Energy, Inc.	4.0%
CME Group, Inc.	4.0%
Morgan Stanley	3.8%
Blackrock, Inc.	3.7%
Honeywell International, Inc.	3.6%
Medtronic PLC	3.2%
Union Pacific Corp.	3.2%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Large Cap Growth Fund Class I
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Large Cap Growth Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Growth Fund Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Ultra Series Large Cap Growth Fund underperformed the Russell 1000 Growth Index in 2025. After the market reached a low point in April, investor behavior shifted toward more speculative investments, particularly in the second half of the year. During periods like this, when investor enthusiasm favors higher-risk stocks, the Fund has historically lagged broader market indices. The Fund’s relative results were primarily affected by holdings in Information Technology and Financials. In Information Technology, investors increasingly viewed companies as either clear beneficiaries of artificial intelligence or likely laggards, with limited recognition of outcomes in between. This narrow market view negatively affected performance of certain holdings. In Financials, an area that has historically contributed positively to results, stock selection also detracted during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class I	3.30%	10.09%	12.04%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Russell 1000® Growth Index[3]	18.56%	15.32%	18.13%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 170,019,872
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 1,460,793
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$170,019,872
# of Portfolio Holdings	30
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,460,793

Holdings [Text Block]
Sector Allocation (% of Net Assets)
Financials	23.3%
Industrials	20.1%
Information Technology	19.8%
Consumer Discretionary	15.8%
Communication Services	9.0%
Health Care	8.3%
Short-Term Investments	3.6%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	9.0%
Arch Capital Group Ltd.	6.1%
Amazon.com, Inc.	5.4%
Ferguson Enterprises, Inc.	4.6%
Parker-Hannifin Corp.	4.6%
PACCAR, Inc.	4.3%
Keysight Technologies, Inc.	4.3%
Danaher Corp.	4.1%
Texas Instruments, Inc.	4.0%
Visa, Inc., Class A	3.7%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Large Cap Growth Fund Class II
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Large Cap Growth Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Growth Fund Class II for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$110	1.08%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Ultra Series Large Cap Growth Fund underperformed the Russell 1000 Growth Index in 2025. After the market reached a low point in April, investor behavior shifted toward more speculative investments, particularly in the second half of the year. During periods like this, when investor enthusiasm favors higher-risk stocks, the Fund has historically lagged broader market indices. The Fund’s relative results were primarily affected by holdings in Information Technology and Financials. In Information Technology, investors increasingly viewed companies as either clear beneficiaries of artificial intelligence or likely laggards, with limited recognition of outcomes in between. This narrow market view negatively affected performance of certain holdings. In Financials, an area that has historically contributed positively to results, stock selection also detracted during the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class II	3.04%	9.82%	11.76%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Russell 1000® Growth Index[3]	18.56%	15.32%	18.13%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Russell 1000® Growth Index is a large-cap market index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 170,019,872
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 1,460,793
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$170,019,872
# of Portfolio Holdings	30
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,460,793

Holdings [Text Block]
Sector Allocation (% of Net Assets)
Financials	23.3%
Industrials	20.1%
Information Technology	19.8%
Consumer Discretionary	15.8%
Communication Services	9.0%
Health Care	8.3%
Short-Term Investments	3.6%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Alphabet, Inc., Class C	9.0%
Arch Capital Group Ltd.	6.1%
Amazon.com, Inc.	5.4%
Ferguson Enterprises, Inc.	4.6%
Parker-Hannifin Corp.	4.6%
PACCAR, Inc.	4.3%
Keysight Technologies, Inc.	4.3%
Danaher Corp.	4.1%
Texas Instruments, Inc.	4.0%
Visa, Inc., Class A	3.7%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Mid Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Mid Cap Fund
Class Name	Mid Cap Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Fund Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark during the year. The Fund outperformed the Index early in the year through the April market low but lagged during the remainder of the year as mid-cap stocks rebounded sharply and performance became concentrated in a narrower segment of the market. Relative underperformance during the period was driven primarily by market leadership in certain higher-risk segments of the market and by sector rotation that negatively affected several longheld holdings, including insurance companies that had previously contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class I	1.27%	9.34%	11.46%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Russell Midcap® Index[3]	10.60%	8.67%	11.01%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 111,082,275
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 1,127,957
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$111,082,275
# of Portfolio Holdings	34
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,127,957

Holdings [Text Block]
Sector Allocation (% of Net Assets)
Financials	22.7%
Information Technology	20.8%
Industrials	18.4%
Consumer Discretionary	16.1%
Health Care	11.7%
Short-Term Investments	5.8%
Communication Services	4.8%
Other Assets and Liabilities, Net	(0.3%)

Exposure Basis Explanation [Text Block]	The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Arch Capital Group Ltd.	7.7%
Ross Stores, Inc.	6.8%
Amphenol Corp., Class A	4.5%
PACCAR, Inc.	4.2%
Brown & Brown, Inc.	4.0%
Medpace Holdings, Inc.	3.9%
Carlisle Cos., Inc.	3.8%
MKS, Inc.	3.7%
Gartner, Inc.	3.3%
Labcorp Holdings, Inc.	3.3%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Mid Cap Fund Class II
Shareholder Report [Line Items]
Fund Name	Mid Cap Fund
Class Name	Mid Cap Fund Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Mid Cap Fund Class II for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$119	1.18%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the benchmark during the year. The Fund outperformed the Index early in the year through the April market low but lagged during the remainder of the year as mid-cap stocks rebounded sharply and performance became concentrated in a narrower segment of the market. Relative underperformance during the period was driven primarily by market leadership in certain higher-risk segments of the market and by sector rotation that negatively affected several longheld holdings, including insurance companies that had previously contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class II	1.02%	9.06%	11.19%
S&P 500® Index[2]	17.88%	14.42%	14.82%
Russell Midcap® Index[3]	10.60%	8.67%	11.01%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

[3]	The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 111,082,275
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 1,127,957
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$111,082,275
# of Portfolio Holdings	34
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,127,957

Holdings [Text Block]
Sector Allocation (% of Net Assets)
Financials	22.7%
Information Technology	20.8%
Industrials	18.4%
Consumer Discretionary	16.1%
Health Care	11.7%
Short-Term Investments	5.8%
Communication Services	4.8%
Other Assets and Liabilities, Net	(0.3%)

Exposure Basis Explanation [Text Block]	The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Arch Capital Group Ltd.	7.7%
Ross Stores, Inc.	6.8%
Amphenol Corp., Class A	4.5%
PACCAR, Inc.	4.2%
Brown & Brown, Inc.	4.0%
Medpace Holdings, Inc.	3.9%
Carlisle Cos., Inc.	3.8%
MKS, Inc.	3.7%
Gartner, Inc.	3.3%
Labcorp Holdings, Inc.	3.3%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Madison Target Retirement 2020 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2020 Fund
Class Name	Madison Target Retirement 2020 Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Madison Target Retirement 2020 Fund Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, primarily due to market performance being driven by a narrow group of large U.S. growth stocks. The Fund’s focus on higher-quality investments and more attractively valued segments weighed on relative performance. International equity investments contributed positively to results, including allocations to emerging Asian markets and the Eurozone. However, the Fund’s lower overall exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the year. Fixed income investments contributed favorably to returns, supported by overweight exposure to securitized assets—particularly mortgage-backed securities—and security selection within corporate credit.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class I	8.94%	0.72%	3.51%
Bloomberg U.S. Aggregate Bond Index[2]	7.30%	(0.36)%	2.01%
S&P Target Date® To 2020 Index[3]	10.96%	4.40%	5.92%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

[3]	The S&P Target Date® To 2020 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2020.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,972,726
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 28,164
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$10,972,726
# of Portfolio Holdings	17
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$28,164

Holdings [Text Block]
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	97.2%
Short-Term Investments	2.8%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2020. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Janus Henderson Mortgage-Backed Securities ETF	23.2%
iShares 7-10 Year Treasury Bond ETF	16.2%
Schwab Intermediate-Term U.S. Treasury ETF	15.0%
State Street SPDR Portfolio Short Term Treasury ETF	9.9%
iShares Aaa - A Rated Corporate Bond ETF	8.8%
Invesco S&P 500 Quality ETF	6.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	4.3%
JPMorgan International Research Enhanced Equity ETF	3.6%
Vanguard Information Technology ETF	2.4%
Distillate U.S. Fundamental Stability & Value ETF	2.1%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Madison Target Retirement 2030 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2030 Fund
Class Name	Madison Target Retirement 2030 Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Madison Target Retirement 2030 Fund Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, primarily due to market performance being driven by a narrow group of large U.S. growth stocks. The Fund’s focus on higher-quality investments and more attractively valued segments weighed on relative performance. International equity investments contributed positively to results, including allocations to emerging Asian markets and the Eurozone. However, the Fund’s lower overall exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the year. Fixed income investments contributed favorably to returns, supported by overweight exposure to securitized assets—particularly mortgage-backed securities—and security selection within corporate credit.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class I	10.35%	3.08%	5.91%
Russell 3000® Index[2]	17.15%	13.15%	14.29%
S&P Target Date® To 2030 Index[3]	13.97%	6.50%	7.83%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The Russell 3000® Index is a broad-based index that measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US equity market.

[3]	The S&P Target Date® To 2030 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2030.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 54,394,708
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 127,605
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$54,394,708
# of Portfolio Holdings	18
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$127,605

Holdings [Text Block]
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	96.4%
Short-Term Investments	3.5%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2030. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Janus Henderson Mortgage-Backed Securities ETF	17.4%
iShares 7-10 Year Treasury Bond ETF	12.4%
Invesco S&P 500 Quality ETF	10.5%
Schwab Intermediate-Term U.S. Treasury ETF	9.9%
State Street SPDR Portfolio Short Term Treasury ETF	7.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.5%
iShares Aaa - A Rated Corporate Bond ETF	6.2%
Distillate U.S. Fundamental Stability & Value ETF	4.7%
JPMorgan International Research Enhanced Equity ETF	4.7%
Vanguard Information Technology ETF	4.5%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Madison Target Retirement 2040 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2040 Fund
Class Name	Madison Target Retirement 2040 Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Madison Target Retirement 2040 Fund Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, primarily due to market performance being driven by a narrow group of large U.S. growth stocks. The Fund’s focus on higher-quality investments and more attractively valued segments weighed on relative performance. International equity investments contributed positively to results, including allocations to emerging Asian markets and the Eurozone. However, the Fund’s lower overall exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the year. Fixed income investments contributed favorably to returns, supported by overweight exposure to securitized assets—particularly mortgage-backed securities—and security selection within corporate credit.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class I	12.29%	4.51%	7.06%
Russell 3000® Index[2]	17.15%	13.15%	14.29%
S&P Target Date® To 2040 Index[3]	17.26%	8.69%	9.52%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The Russell 3000® Index is a broad-based index that measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US equity market.

[3]	The S&P Target Date® To 2040 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2040.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,763,785
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 102,159
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$40,763,785
# of Portfolio Holdings	19
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$102,159

Holdings [Text Block]
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	96.4%
Short-Term Investments	3.5%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2040. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Invesco S&P 500 Quality ETF	16.2%
Janus Henderson Mortgage-Backed Securities ETF	10.9%
Vanguard Information Technology ETF	7.9%
Schwab Intermediate-Term U.S. Treasury ETF	7.6%
iShares 7-10 Year Treasury Bond ETF	7.5%
Distillate U.S. Fundamental Stability & Value ETF	7.2%
JPMorgan International Research Enhanced Equity ETF	7.0%
iShares Aaa - A Rated Corporate Bond ETF	5.0%
iShares MSCI Emerging Markets Asia ETF	4.9%
State Street SPDR S&P Bank ETF	4.1%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/
Madison Target Retirement 2050 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2050 Fund
Class Name	Madison Target Retirement 2050 Fund Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Madison Target Retirement 2050 Fund Class I for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its benchmark, primarily due to market performance being driven by a narrow group of large U.S. growth stocks. The Fund’s focus on higher-quality investments and more attractively valued segments weighed on relative performance. International equity investments contributed positively to results, including allocations to emerging Asian markets and the Eurozone. However, the Fund’s lower overall exposure to U.S. equities detracted from relative performance, as U.S. stocks outperformed non-U.S. markets during the year. Fixed income investments contributed favorably to returns, supported by overweight exposure to securitized assets—particularly mortgage-backed securities—and security selection within corporate credit.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not indicative of future performance.
Line Graph [Table Text Block]	Fund Performance The chart below illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter).
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)[1]

	1 Year	5 Years	10 Years
Class I	13.10%	5.41%	7.82%
Russell 3000® Index[2]	17.15%	13.15%	14.29%
S&P Target Date® To 2050 Index[3]	19.18%	9.97%	10.47%

[1]	Fund returns are calculated after fund expenses have been subtracted and assume that dividends and capital gains are reinvested in additional shares of a fund. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than original cost. Further information relating to the fund’s performance is contained in the prospectus and at www.madisonfunds.com/funds/ultra-series-fund/. The Fund’s past performance is not indicative of future performance.

[2]	The Russell 3000® Index is a broad-based index that measures the performance of the 3,000 largest US companies based on total market capitalization, which represents 98% of the investable US equity market.

[3]	The S&P Target Date® To 2050 Index is a benchmark for multi-class asset portfolios that corresponds to the target retirement date 2050.

No Deduction of Taxes [Text Block]	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 34,467,069
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 89,021
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (As of December 31, 2025)
Total Net Assets	$34,467,069
# of Portfolio Holdings	19
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$89,021

Holdings [Text Block]
Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	95.6%
Short-Term Investments	4.2%
Other Assets and Liabilities, Net	0.2%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2050. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)
Invesco S&P 500 Quality ETF	17.9%
Vanguard Information Technology ETF	9.1%
Distillate U.S. Fundamental Stability & Value ETF	8.6%
JPMorgan International Research Enhanced Equity ETF	7.7%
Janus Henderson Mortgage-Backed Securities ETF	7.4%
iShares MSCI Emerging Markets Asia ETF	5.8%
Schwab Intermediate-Term U.S. Treasury ETF	5.8%
iShares 7-10 Year Treasury Bond ETF	5.4%
State Street SPDR S&P Bank ETF	4.8%
VictoryShares Free Cash Flow ETF	4.4%

Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/ultra-series-fund/